Hedging activities and derivatives - Additional Information (Detail) € in Millions, ₨ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about hedges [line items]
Gain (loss) on hedge ineffectiveness, recognised in other comprehensive income | ₨	₨ 287	₨ (378)	₨ 2,249
Deferred tax liability (Asset) on cash flow edges, recognised in other comprehensive income | ₨	₨ 91	(82)	₨ 564
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 1,892	¥ 11,845	€ 0		$ 1,580	¥ 0	€ 38
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				851				820
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				311				355
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				450			¥ 202				¥ 0	$ 450
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				0				$ 658
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability		₨ 181		$ 167		€ 2	¥ 2,512			€ 15	¥ 3,135
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.61%	2.61%	2.61%	2.61%
Loan | Floating interest rate | SOFR | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.25%	2.25%	2.25%	2.25%
Loan | Floating interest rate | SOFRA | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.00%	2.00%	2.00%	2.00%
Loan | Floating interest rate | TONA | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				1.40%	1.40%	1.40%	1.40%
Bottom of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				0.91%	0.91%	0.91%	0.91%
Bottom of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				0.85%	0.85%	0.85%	0.85%
Bottom of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.68%	4.68%	4.68%	4.68%
Bottom of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				2.88%	2.88%	2.88%	2.88%
Bottom of range [member] | Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate basis	3 months SOFR
Bottom of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.71%	4.71%	4.71%	4.71%
Top of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				0.38%	0.38%	0.38%	0.38%
Top of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.95%	7.95%	7.95%	7.95%
Top of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				9.79%	9.79%	9.79%	9.79%
Top of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.10%	7.10%	7.10%	7.10%
Top of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.95%	7.95%	7.95%	7.95%